Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Top Ships Inc. and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on
January 10, 2000,
under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in
May 2004
and
December 2007,
respectively. The Company is an international provider of worldwide oil, petroleum products and bulk liquid chemicals transportation services.

As of
June 30, 2017,
the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not
exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

	Shipowning Companies with vessels in operation during six months ended June 30, 2017	Date of Incorporation	Country of Incorporation	Vessel
1	Monte Carlo 71 Shipping Company Limited	June 2014	Marshall Islands	M/T Stenaweco Energy (acquired June 2014), sold January 2015
2	Monte Carlo One Shipping Company Ltd	June 2012	Marshall Islands	M/T Stenaweco Evolution (acquired March 2014), sold March 2015
3	Monte Carlo Seven Shipping Company Limited	April 2013	Marshall Islands	M/T Stenaweco Excellence (acquired March 2014)
4	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	M/T Nord Valiant (acquired March 2014)
5	Monte Carlo 37 Shipping Company Limited	September 2013	Marshall Islands	M/T Eco Fleet (acquired March 2014)
6	Monte Carlo 39 Shipping Company Limited	December 2013	Marshall Islands	M/T Eco Revolution (acquired March 2014 )
7	Astarte International Inc	April 2017	Marshall Islands	Hull No 2648

As of
June 30, 2017,
the Company was the owner of
90%
of outstanding shares of the following company.

	Shipowning Company	Date of Incorporation	Country of Incorporation	Vessel
1	Eco Seven Inc.	February 2017	Marshall Islands	M/T Stenaweco Elegance (acquired February 20, 2017)

As of
June 30, 2017,
the Company was the owner of
50%
of outstanding shares of the following companies.

	Shipowning Companies	Date of Incorporation	Country of Incorporation	Vessel
1	City of Athens Inc.	November 2016	Marshall Islands	Hull No S- 443
2	Eco Nine Inc.	March 2015	Marshall Islands	Hull No S- 444

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not
include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form
20
-F for the fiscal year ended
December
31,
2016,
filed with the U.S. Securities and Exchange Commission (the “SEC”) on
March 14, 2017.

These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six
month period ended
June 30, 2017
are
not
necessarily indicative of the results that might be expected for the fiscal year ending
December
31,
2017.

On
February 20, 2017,
the Company acquired a
40%
ownership interest in Eco Seven Inc. (“Eco Seven”), a Marshall Islands corporation, or Eco Seven, from Malibu Shipmanagement Co. (“Malibu”), a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, an irrevocable trust established for the benefit of certain family members of Evangelos J. Pistiolis, the Company’s President, Chief Executive Officer and Director, for an aggregate purchase price of
$6,500,
pursuant to a share purchase agreement. On
March 30, 2017,
the Company acquired another
9%
ownership interest in Eco Seven from Malibu for an aggregate purchase price of
$1,500.
On
May 30, 2017,
the Company acquired an additional
41%
interest in Eco Seven from Malibu, for
$6,500,
increasing the Company’s interest to
90%
and hence the Company consolidates Eco Seven to its financial statements. Eco Seven owns M/T Stenaweco Elegance, a
50,118
dwt product/chemical tanker that was delivered from Hyundai on
February 28, 2017.
Eco Seven is also a party to a time charter agreement that commenced upon the vessel's delivery at a rate of
$16,500
per day for the
first
three
years, and at the charterer's option,
$17,500
for the
first
optional year and
$18,500
for the
second
optional year.

On
April 26, 2017,
the Company acquired a
100%
ownership interest in Astarte International Inc. (“Astarte”) from Indigo Maritime Ltd, a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, for an aggregate purchase price of
$6,000.
Astarte is party to a newbuilding contract for the construction of Hull
No
2648,
a
50,000
dwt newbuilding product/chemical scheduled for delivery from Hyundai in
July 2018.

The above transactions were approved by a special committee of the Company's board of directors, or the Transaction Committee, of which the majority of the directors were independent. In the course of its deliberations, the Transaction Committee hired and obtained a fairness opinions from an independent financial advisor.

The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer.

The amount of the consideration given in excess of the net assets acquired is recognized as a reduction to the Company’s capital and presented as Excess of consideration over acquired assets in the Company’s consolidated statement of stockholders' equity for the six
months ended
June 30, 2017.
An analysis of the consideration paid is presented in the table below:

Consideration in cash	20,500
Less: Net assets of companies acquired	11,191
Excess of consideration over acquired assets	9,309